Commitments and Contingencies (Details Narrative) $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)
Letters of Credit Outstanding, Amount	$ 10				$ 10
Navios Logistics [Member] | Storage And Transshipment Contract [Member]
Contractual Obligation				$ 4,140
Number of repayment installments				3
Payments for Legal Settlements	$ 1,380	$ 1,380	$ 1,380
Navios Logistics [Member] | Vitol S.A. [Member] | Performance Guarantee [Member]
Guarantor Obligations, Term	Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance obligations a consolidated subsidiary of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 28, 2024
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 12,000
Navios Logistics [Member] | Edolmix S.A. and Energias Renovables del Sur S.A. [Member] | Performance Guarantee [Member]
Guarantor Obligations, Term	On July 22, 2016, Navios Logistics guaranteed the compliance of certain obligations related to two consolidated subsidiaries under their respective direct user agreements with the Free Zone of Nueva Palmira, for the amounts of $
Navios Logistics [Member] | Eldomix S.A. [Member] | Performance Guarantee [Member]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 847
Navios Logistics [Member] | Energias Renovables del Sur S.A. [Member] | Performance Guarantee [Member]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 519